OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2023
OPERATING INCOME
Schedule of interest and valuation on financial asset instruments

The following table sets forth the detail of interest and valuation on financial asset instruments for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
In millions of COP
Interest on debt instruments using the effective interest method(1)	1,029,377	588,792	311,488
Interest and valuation on financial instruments
Debt investments(2)	628,082	1,198,296	466,124
Repos	137,014	(84,410)	(56,555)
Spot transactions	(28,590)	77,433	27,348
Derivatives	(157,818)	171,381	33,637
Total valuation on financial instruments	578,688	1,362,700	470,554
Total Interest and valuation on financial instruments	1,608,065	1,951,492	782,042

(1)The increase is mainly presented in Bancolombia S.A., due to higher profits in the valuation of TDA (Títulos de Desarrollo Agropecuario).

(2) In 2023 the decrease is mainly presented in Bancolombia S.A., due to a lower volume and lower valuation in the portfolio of securities issued by foreign governments (United States Treasury Bonds), which are directly related to the variations in the exchange rate, offset by an increase in the valuation of fixed rate TES.

Schedule of interest on financial liability instruments

The following table sets forth the detail of interest on financial liability instruments for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
In millions of COP
Deposits(1)	13,323,516	6,141,680	2,814,505
Borrowing costs(1)	1,658,996	763,717	293,949
Debt instruments in issue	1,426,615	1,328,511	1,053,441
Lease liabilities(2)	113,815	111,349	111,556
Preferred shares	57,701	57,701	57,701
Overnight funds	30,540	11,375	3,870
Other interest (expense)	57,112	28,137	16,534
Total interest expenses	16,668,295	8,442,470	4,351,556

(1)The intervention rate issued by the Banco de la República de Colombia for the period of 2023 started at 12.00% and closed at 13.00%, for 2022 it started at 3.00% and closed at 12.00% and for 2021 it started at 1.75% and closed at 3.00%. This has an impact on the rates of deposits and financial obligations in addition, there was an increase of time deposits.

(2) See Note 7.2. Lessee.

Schedule of balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers

The following table shows the balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers, for further information about composition of Bank’ segments see Note 3. Operating segments:

As of December 31, 2023

	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments

Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial estabilshments	2,467,174	272,380	233,049	95,833	-	-	-	1,992	-	3,070,428
Bancassurance	924,280	72,705	77	-	104	29	126	-	-	997,321
Banking services	593,729	110,271	157,386	68,857	-	-	-	37,746	23,574	991,563
Payment and collections	950,167	15,236	-	-	-	-	-	-	-	965,403
Fiduciary Activities and Securities	-	20,233	6,399	851	361,632	-	74,377	54	-	463,546
Acceptances, Guarantees and Standby Letters of Credit	72,335	25,159	5,211	3,173	-	-	-	1,803	-	107,681
Investment banking	-	980	1,225	-	-	55,888	10,728	-	-	68,821
Brokerage	-	15,568	-	-	-	-	11,140	-	-	26,708
Others	244,414	398	76,221	54,486	229	-	7,614	5,633	412	389,407
Total revenue of contracts with customers	5,252,099	532,930	479,568	223,200	361,965	55,917	103,985	47,228	23,986	7,080,878

As of December 31, 2022

	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments

Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial estabilshments	2,248,727	232,637	216,977	79,551	-	-	-	1,868	-	2,779,760
Bancassurance	814,653	57,858	97	-	29	8	32	-	-	872,677
Banking services	481,103	91,938	142,047	78,264	-	-	-	31,277	12,732	837,361
Payment and collections	851,983	13,975	-	-	-	-	-	-	-	865,958
Fiduciary Activities and Securities	-	18,975	6,522	803	318,840	-	78,509	53	-	423,702
Acceptances, Guarantees and Standby Letters of Credit	58,293	18,382	10,081	3,774	-	-	-	828	-	91,358
Investment banking	-	550	1,482	-	-	86,224	15,667	-	-	103,923
Brokerage	-	11,888	-	-	-	-	15,960	-	-	27,848
Others	229,804	380	66,971	56,162	-	-	1,198	7,995	5,429	367,939
Total revenue of contracts with customers	4,684,563	446,583	444,177	218,554	318,869	86,232	111,366	42,021	18,161	6,370,526

As of December 31, 2021

	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments

Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial estabilshments	1,830,128	174,226	168,273	61,831	-	-	-	1,663	-	2,236,121
Bancassurance	636,632	49,730	129	-	40	10	51	-	-	686,592
Banking services	414,870	69,379	118,532	56,548	-	-	-	22,902	-	682,231
Payment and collections	723,297	10,064	-	-	-	-	-	-	-	733,361
Fiduciary Activities and Securities	-	17,420	6,567	704	347,838	-	90,548	46	-	463,123
Acceptances, Guarantees and Standby Letters of Credit	43,863	16,125	6,928	3,716	-	-	-	1,917	-	72,549
Investment banking	-	1,998	1,353	-	-	79,521	11,481	-	-	94,353
Brokerage	-	12,661	-	-	-	-	14,193	-	-	26,854
Others	192,682	-	57,942	37,109	-	-	1,009	6,781	3,097	298,620
Total revenue of contracts with customers	3,841,472	351,603	359,724	159,908	347,878	79,531	117,282	33,309	3,097	5,293,804

Schedule of accounts receivable and contract liabilities balances

The following table shows the detail of accounts receivable, and contract liabilities balances as at December 31, 2023, 2022 and 2021:

	2023	2022	2021
	In millions of COP
Accounts receivable from contracts with customers(1)	259,516	192,029	182,672
Liabilities from contracts with customers(2)(3)(4)	60,128	56,856	55,025

(1) Allowances for receivables from customers are COP 21,591, COP 15,330 and COP 16,537 for the year 2023, 2022 and 2021, respectively.

(2) Contract liabilities are mainly related to commissions received from customers when the Bank issues financial guarantees. They are recognized as income during the term of the contract, according to the form and frequency of payment of the commissions. The weighted-average expected period for income recognition as of December 31, 2023 was 1.3 years, as of December 31, 2022, 1.6 years and as of December 31, 2021 was 1.3 years.

(3) During the years 2023 and 2022, income was recognized for COP 55,179 and COP 45,656 respectively from the liability of contracts with clients at the beginning of the period.

(4) See Note 20. Other liabilities.

Schedule of fees and commissions expenses

Fees and Commissions Expenses	2023	2022	2021
	In millions of COP
Banking services	1,483,701	1,242,590	798,729
Sales, collections and other services	851,784	708,803	619,715
Correspondent banking	504,227	406,567	307,308
Payments and collections	41,904	34,720	26,897
Others	215,664	197,486	108,034
Total expenses for commissions	3,097,280	2,590,166	1,860,683

Schedule of other operating income

The following table sets forth the detail of other operating income net for the years ended December 31, 2023, 2022 and 2021:

Other operating income	2023	2022	2021
	In millions of COP
Leases and related services(1)	1,771,016	1,362,677	936,574
Net foreign exchange and Derivatives Foreign exchange contracts(2)	1,215,064	(373,045)	296,534
Investment property valuation(3)	197,526	236,617	67,762
Gains on sale of assets	170,910	171,482	227,445
Logistics services	136,118	165,738	140,451
Insurance(4)	86,330	92,294	54,833
Other reversals	67,617	64,467	56,381
Penalties for failure to contracts	13,855	6,833	15,680
Others	321,214	326,372	226,481
Total Other operating income	3,979,650	2,053,435	2,022,141

(1)Corresponds to operating leases for COP 833,244, COP 649,693 and COP 412,286, other related leasing services for COP 660,442, COP 541,436 and COP 375,275 (see Note 7.1 lessor), property leases for COP 228,325, COP 157,511 and COP 139,021 (see Note 11. Investment properties) and other assets for COP 49,005, COP 14,037, COP 9,992 for the years ended December 31, 2023, 2022 and 2021 respectively.

(2) Corresponds to the management of assets and liabilities in foreign currencies and the volatility of the U.S. dollar.

(3) In 2022 increased in properties and variation in fair value due to improved market conditions at the reporting date.

(4)Corresponds to income from insurance operations of Seguros Agromercantil S.A., subsidiary domiciled in Guatemala. In 2023, it includes the effect of the adoption of IFRS 17 Insurance Contract. See Note 32. Impacts on the application of new standards.

Schedule of dividends received, and share of profits of equity method investees

The following table sets forth the detail of dividends received, and share of profits of equity method investees for the years ended December 31, 2023, 2022 and 2021:

Dividends and net income on equity investments	2023	2022	2021
	In millions of COP
Dividends(1)	127,427	59,072	108,079
Equity method(2)	113,115	219,105	199,652
Equity investments and other financial instruments(3)	22,944	(672)	7,253
(Losses) Gains on sale of investments in associates(4)	-	(34,451)	9,896
Impairment of investments in associates and joint ventures(5)	(108,175)	(9,633)	(1,733)
Others(6)	54,874	2,433	5,197
Total dividends received, and share of profits of equity method investees	210,185	235,854	328,344
(1)	As of December 31, 2023, 2022 and 2021, includes dividends received from equity investments at fair value through profit or loss for COP 768, COP 6,209 and COP 40,188, the decrease is the result of lower dividends on the preferred share of Tuya S.A and investments derecognised for COP 341, COP 116 and COP 251, respectively, dividends from equity investments at fair value through OCI for COP 18,464, COP 16,842 and COP 12,665, respectively and investments derecognised for COP 3,231 in 2023. Additionally, includes returns received of the associate at fair value P.A. Viva Malls for COP 104,623, COP 35,905, and COP 50,208, respectively. For further information, see Note 8. Investments in associates and joint ventures.
(2)	Corresponds to income from equity method of investments in associates as of December 31, 2023, 2022 and 2021 for COP 230,704, COP 265,885 and COP 179,032 (includes valuation of investments in associates at fair value), respectively, and joint ventures for COP (117,589), COP (46,780) and COP 20,620, respectively. For further information, see Note 8. Investments in associates and joint ventures.
(3)	For 2023, the increase is explained by the effect of the exchange of shares from Bolsa de Valores de Colombia for shares of the Holding Bursátil Regional in Chile. The Holding Bursátil Regional was constituted as of the integration of the Colombia, Perú and Chile Stock Exchanges in November 2023. For more information see Note 5.1. Financial assets investments.
(4)	In December 2022, was registered the spin-off of Protección S.A. and the creation of the company Asulado Seguros de Vida S.A., of which the Bank sold its participation to SURA Asset Management S.A., to comply with the authorized investment regime, and a loss of COP (41,434) was recognized, see Note 8 Investments in associates and joint ventures. Additionally, as a result of the sale in 2019 of the investments in the associates Avefarma S.A.S, Glassfarma Tech S.A.S. and Panamerican Pharmaceutical Holding Inc., COP 6,983 was received as contingent payment. For 2021, COP 9,896 had been received.
(5)	Corresponds to the impairment of associates and joint ventures, for 2023 in Compañía de Financiamiento TUYA S.A. recognized in the Investment Banking segment for COP 106,574, Reintegra S.A.S. for COP 2,017 and recovery of impairment in Fondo de Capital Privado Ruta del Sol compartimento A for COP 416 for impairment recorded in 2022, both recognized in the segment Others. For 2022, the impairment corresponds to Reintegra S.A.S for COP 7,688, Fondo de Capital Privado Ruta del Sol compartimiento A for COP 6,514 and Viliv S.A.S. (in liquidation) for COP 463, recognized in Others segments, offset by the recovery of impairment of the associate Internacional Ejecutiva de Aviación S.A.S for COP 5,032, impairment recognized in 2021 in the Investment Banking segment. For further information, see Note 8. Investments in associates and joint ventures.
(6)	For 2023, corresponds to gains recognized in acquisitions of P.A. Calle 84 (2) and P.A. Calle 84 (3) for COP 31,117 and P.A. Nomad Central for COP 23,757 from a bargain purchase. In 2022, this income corresponded to P.A. Fai Calle 77. For 2022, corresponds to gains recognized in acquisition of P.A. FAI Calle 77 from a bargain purchase. In 2021, corresponds to gains recognized by the Bank as the difference between book value and fair value of Wompi S.A.S. (before Vlipco S.A.S.) previous to its acquisition date, the transaction was completed in November 2021. For further information, see Note 9.3. Business combination.